SEMI-ANNUAL REPORT
April 30, 1997



TABLE OF CONTENTS

Manager's Message

New Century Capital

Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

New Century I

Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

New Century Capital and I
Notes to the Financial
Statements


June 10, 1997



Dear Fellow Shareholder:

During the six-month period ended April 30, 1997, the U.S.
economy continued to display moderate growth, healthy corporate profits, and relatively low inflation.

This economic environment fueled the strong performance that we have enjoyed in the U.S. equity markets. The strength, however, continues to be concentrated in larger companies. The Standard & Poor's 500 Composite Stock Price Index, which reflects the performance of the stocks of the largest domestic companies, gained 14.7% over this period. The Russell 2000 Index, which reflects the performance of the stocks of smaller-capitalized companies, posted a meager gain of 1.6%. The international equity markets, as measured by the Morgan Stanley Capital International-Europe, Australasia, Far East Index, gained 1.7% in dollar-adjusted terms.

The U.S. fixed-income markets suffered from an erratic increase in interest rates as investors balanced expectations for economic growth, inflation, and intervention by the Federal Reserve Board.
In November, the balance shifted towards an expectation for slower growth and the yield on the 10-year U.S. Treasury declined to 6.04%. This yield rose to 6.6% in January as the balance shifted back to an expectation of stronger growth and inflation. A similar cycle occurred later in the period as the yield on the 10-year U.S. Treasury fell to 6.2% in February and rose to 6.9% in March.

I am pleased to report that during this period, each fund's disciplined investment methodology --- which is based upon sector allocation, short-term performance criteria, and diversification --- reduced investment volatility and produced a level of investment return consistent with the fund's investment objective. For the six-month period ended April 30, 1997, the New Century Capital Fund produced a return of 7.5%; the New Century I Fund produced a return of 5.42%. The three-year Beta was .88 for the Capital Fund and .60 for the I Fund. (Beta measures the risk of a fund relative to the variability of an index, in this case, the Standard & Poor's 500.) A fund with a Beta less than 1.0 would be expected to fall less than the index during a declining market and to rise less than the index during a rising market.

Sector allocation led us to focus our equity investments in the larger capitalized companies by concentrating in the growth and the growth and income sectors. Throughout the period, we minimized our participation in the foreign sector. Sector allocation also led us to concentrate our fixed-income investments in the convertible and high-yield sectors.

As we look forward to the next six months, our investment goal is to balance each fund's investment allocation among the strongest sectors and to diversify our investment within each sector among the mutual funds that provide superior risk-adjusted performance.

Sincerely,

Wayne M. Grzecki
Wayne M. Grzecki
Portfolio Manager


Total Annual Return For The Period Ending April 30, 1997

                  1 Year            5 Years          Since Inception(1/31/89)
New Century
 Capital          9.06%             13.35%           11.69%

New Century I     9.07%             11.12%           9.96%

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
Past performance is no guarantee of future results.

NEW CENTURY CAPITAL
PORTFOLIO OF INVESTMENTS
April 30, 1997
(UNAUDITED)<F1>

Issuer                                        Shares            Value
INVESTMENT COMPANIES  - 97.2%
Aggressive Growth Funds  3.5%
Oppenheimer Capital
 Appreciation                                  70,986            2,298,537

Small Company Funds  10.9%
Eclipse Financial
 Asset Equity                                  150,538           1,996,138
Mutual Discovery                               114,093           2,077,635
Neuberger Genisis                              123,298           1,475,872
Nicholas II                                    20,775            676,430
Oakmark Small Cap                              61,919            939,305
                                                                 7,165,380

Growth Funds  40.1%
Davis New York Venture                         293,399           5,539,379
Janus                                          108,582           2,742,771
Legg Mason Value Trust                         146,240           5,336,296
Longleaf Partners                              535               12,843
MFS Research                                   297,807           5,598,769
Mutual Shares                                  85,752            1,677,316
Neuberger Partners                             66,176            1,762,279
Scudder Value                                  103,329           2,000,450
Sound Shore                                    40,105            925,626
Vanguard PrimeCap                              22,583            747,953
                                                                 26,343,682

Growth and Income Funds  33.1%
Goldman Sachs Growth
 & Income                                      159,033           3,805,664
Lexington Growth & Income                      81,043            1,608,711
MFS Mass Invest Trust                          247,554           3,817,284
SAFECO Equity                                  108,009           1,875,029
SEI S&P 500 Index                              89,064            2,264,018
Selected American                              59,438            1,360,546
T. Rowe Dividend Growth                        125,367           2,129,986
Vanguard Index 500                             65,121            4,877,559
                                                                 21,738,797

Equity-Income Funds  3.0%
SAFECO Income                                  93,233            1,988,663


Foreign Stock Funds  6.4%
BT International Equity                         85,107            1,581,280
Managers International                          26,364            1,177,153
Vanguard Intl Growth                            86,302            1,467,142
                                                                  4,225,575
Total Investment Companies
 (Cost $61,483,007)<F2>                                           63,760,634

Total Investments - 97.2%
 (Cost, $61,483,007)                                              63,760,634

CASH IN EXCESS OF LIABILITIES
AND OTHER ASSETS 3.0%                                             1,868,153

NET ASSETS - 100%                                                 $65,628,787

<F1>      See accompanying notes to financial statements.
<F2>      Cost for federal income tax at April 30, 1997 was
          $61,483,007 and net unrealized appreciation consisted of:

          Gross unrealized appreciation                          $2,863,970
          Gross unrealized depreciation                          (586,343)
          Net unrealized appreciation                            $2,277,627

NEW CENTURY CAPITAL
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997
(UNAUDITED)<F1>

ASSETS
Investments, at value
 (Cost, $61,483,007) (Note 1a)                                 $63,760,634
Cash                                                           51,634
Receivables for:
   Capital stock sold                                          7,741
   Investment securities sold                                  1,900,000
Total Assets                                                   65,720,009

LIABILITIES
Payable for:
   Investment advisory fee                                      52,061
   Administrative fee                                           5,400
Accrued expenses                                                33,761
Total Liabilities                                               91,222

NET ASSETS
(applicable to 5,296,909 outstanding
 shares; unlimited number of shares
 of beneficial interest authorized,
 $.01 par value.)                                               $65,628,787

Net Asset Value, offering price and
 redemption price per share $65,628,787
 /5,296,909 shares of beneficial
 interest outstanding)                                          $12.39

Net Assets consist of:
Undistributed net realized gain on
 investments                                                     $5,183,952
Unrealized appreciation of
 investments                                                     2,277,627
Paid-in capital                                                  58,167,208
Total Net Assets                                                 $65,628,787

<F1>      See accompanying notes to financial statements.

NEW CENTURY CAPITAL
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
April 30, 1997
(UNAUDITED)<F1>

NET INVESTMENT LOSS:
Income:
Interest                                                      $2,861
Dividends                                                     438,265
          Total Investment Income                             441,126

Expenses:
Distribution costs (Note 3)                                    68,433
Investment advisory fees
 (Note 2)                                                      322,584
Transfer agent fees                                            15,550
Legal and audit fees                                           8,865

Custody and accounting fees                                    29,690
Registration and filing fees                                   1,080
Administration fee (Note 2)                                    16,270
Trustees' fees                                                 2,175
Other                                                          0

          Total Expenses                                       464,647

NET INVESTMENT LOSS                                            (23,521)

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Net realized gain on
  investments                                                  1,613,652
Capital gain distributions from
 regulated investment
 companies                                                     4,065,874
Net unrealized depreciation of
 investments during the year                                   (1,058,945)

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                                4,620,581

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                               $4,597,060

<F1>      See accompanying notes to financial statements.

NEW CENTURY CAPITAL
STATEMENT OF CHANGES IN NET ASSETS<F1>

                                            For the              For the
                                            Six Months           Year Ended
                                            Ended 4/30/97        10/31/96
                                            (Unaudited)
INCREASE/(DECREASE) IN NET
 ASSETS

OPERATIONS
Net investment loss                         (23,521)             ($395,054)
Net realized gain on
 investments                                1,613,652            6,130,110
Capital gain distributions
 from regulated investment
 companies                                  4,065,874            3,377,702

Net unrealized appreciation
 (depreciation) of invest-
  ments                                     (1,058,945)          (1,346,839)
Net increase in net assets
 resulting from oper-
 ations                                     4,597,060            7,765,919

DISTRIBUTION TO SHAREHOLDERS FROM:
Realized gains on investments
 ($2.03 and $1.42 per share,
  respectively)                             (9,266,183)          (5,424,859)

CAPITAL SHARE TRANSACTIONS
Increase in net assets from
 capital share
 transactions (a)                            7,556,553            9,511,648

Total increase in net
  assets                                     2,887,430            11,852,708

NET ASSETS:
Beginning of period                          62,741,357           50,888,649
End of period                                $65,628,787          $62,741,357

<F1>      See accompanying notes to financial statements.

Summary of capital share transactions is as follows:<F1>


Shares sold      189,368         $2,367,149       806,181      10,480,616
Shares issued
 on reinvest-
 ment of
 distributions   757,190         8,965,128        422,545      5,180,407
                 946,558         11,332,277       1,228,726    15,661,023
Shares redeemed  (292,194)       (3,775,724)      (465,251)    (6,149,375)
Net increase     654,364         $7,556,553       763,475      $9,511,648

<F1>      See accompanying notes to financial statements.

NEW CENTURY CAPITAL
Financial Highlights
(For A Share Outstanding Throughout The Period)<F1>

                                   Six Months      Year Ended
                                   Ended April     October 31,
                                   30, 1997        1996              1995
                                   (Unaudited)
PER SHARE OPERATING
 PERFORMANCE
Net asset value, begin-
ning of period                     $13.51           $13.12            $12.31

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
Net investment loss                (0.01)           (0.09)            (0.06)
Net gain on securities
 (both realized and
 unrealized)                       0.92             1.90              2.16
Total from investment
 operations                        0.91             1.81              2.10

LESS DISTRIBUTIONS
Distributions from
 capital gains                     (2.03)           (1.42)            (1.29)
Total distributions                (2.03)           (1.42)            (1.29)

Net asset value, end of
 period                            $12.39           $13.51            $13.12

TOTAL RETURN                       7.45%            14.91%            19.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in 000's)                        $65,629          $62,741           $50,889
Ratio of expenses to
 average net assets                1.44%<F2>        1.47%             1.61%
Ratio of net investment
 loss to average
 net assets                        (0.07%)<F2>      (0.69%)           (0.52%)

Portfolio turnover                 71%              214%              206%

<F1>     See accompanying notes to financial statements.


NEW CENTURY CAPITAL
Financial Highlights
(For A Share Outstanding Throughout The Period)<F1>

                                   Year Ended October 31,
                                  1994              1993             1992

PER SHARE OPERATING
 PERFORMANCE
Net asset value, begin-
 ning of period                   $12.74            $12.15           $12.28

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
Net investment loss               (0.08)            (0.07)           (0.02)
Net gain on securities
 (both realized and
 unrealized)                      0.64              2.39             0.27
Total from investment
 operations                       0.56              2.32             0.25

LESS DISTRIBUTIONS
Distributions from
 capital gains                    (0.99)            (1.73)           (0.38)
Total distributions               (0.99)            (1.73)           (0.38)
Net asset value, end of
 period                           $12.31            $12.74           $12.15

TOTAL RETURN                      4.70%             20.83%           1.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in 000's)                       $37,968           $39,001          $36,072
Ratio of expenses to
 average net assets               1.60%             1.54%            1.58%
Ratio of net investment
 loss to average
 net assets                       (0.68%)           (0.53%)          (0.14%)

Portfolio turnover                107%              133%             224%


<F1>     See accompanying notes to financial statements.


NEW CENTURY I
PORTFOLIO OF INVESTMENTS
04/30/97
(UNAUDITED)<F1>
Issuer                                   Shares             Value
INVESTMENT COMPANIES  96.9%

Small Company Funds  6.7%
Eclipse Financial Asset
 Equity                                  77,448             1,026,965
Mutual Discovery                         59,497             1,083,445
Neuberger Genisis                        66,433             795,206

Growth Funds  17.5%
Davis NY Venture                         98,677             1,863,020
Legg Mason Value Trust                   46,430             1,694,229
Longleaf Partners                        534                12,833
MFS Research                             75,470             1,418,831
Mutual Shares                            582                11,384
Scudder Value                            51,573             998,453
Sound Shore                              51,257             1,183,018
Vanguard PrimeCap                        12,395             410,536
                                                            7,592,304

Growth and Income Funds  23.7%
Goldman Sachs Growth
 & Income                                45,892             1,098,207
Lexington Corporate Leaders              81,371             1,401,214
Lexington Growth & Income                87,689             1,740,623
MFS Mass Invest Trust                    135,085            2,083,011
SEI S&P 500 Index                        49,690             1,263,114
T. Rowe Dividend Growth                  62,650             1,064,430
Vanguard Index 500                       21,047             1,576,443
                                                            10,227,042

Convertible Securities Fund  3.2%
Fidelity Convertible                     10,590             182,358
SBSF Convertible                         36,649             473,503
Value Line Convertible                   57,298             748,889
                                                            1,404,750
Equity-Income Funds  1.7%
Portico Growth & Income                  21,107             713,634

General Corporate Bond Funds  4.8%
Janus Flexible Income                    87,628             833,338
Strong Advantage                         59,642             600,000
Strong Corporate Bond                    61,351             651,551
                                                            2,084,888
High Quality Bond Funds  4.8%
Dodge & Cox Income                       91,006             1,053,845
Scudder Short-Term Bond                  92,177             1,011,183

High Yield Bond Funds  15.0%
Mainstay High Yield                      224,261            1,832,214
Nicholas Income                          449,545            1,582,397
Northeast Investors                      275,514            3,102,285
                                                            6,516,896

Government Treasury Bond Funds  2.7%
Federated US Govt 1-3                    21,422             220,643
Vanguard F/I Intermediate G/T            113,304            1,161,361
                                                            1,382,004

Worldwide Bonds  11.2%
Capital World Bond                       48,973             792,382
PIMCO Foreign Bond                       214,556            2,248,548
PIMCO Global Bond                        187,567            1,832,533
                                                            4,873,463

Foreign Stock Funds   5.1%
BT International Equity                  64,603             1,200,319
Managers International                   7,263              324,285
Vanguard Intl Growth                     41,274             701,663
                                                            2,226,267

Total Investments - 96.9%
  (Cost, $40,769,134)<F2>                                   41,991,890

CASH AND OTHER ASSETS LESS
 LIABILITIES - (3.1%)                                       1,356,226

NET ASSETS - 100%                                           $43,348,116

<F1>     See accompanying notes to financial statements.
<F2>     Cost for federal income tax at April 30, 1997 was
         $40,769,134 and net unrealized appreciation consisted of:

         Gross unrealized appreciation                       $1,661,156
         Gross unrealized depreciation                       (438,398)
         Net unrealized appreciation                         $1,222,758


NEW CENTURY I
STATEMENT OF ASSETS AND LIABILITIES<F1>
04/30/97
(UNAUDITED)

ASSETS
Investments, at value
 (Cost, $40,769,134)                                      $41,991,890
 (Note 1a)
Cash                                                      82,867

Receivables for:
  Investment securities sold                              1,338,570
  Capital stock sold                                      329
  Dividends and interest                                  14,587
Total Assets                                              43,428,243

LIABILITIES
Payable for:
  Investment advisory fee                                 52,061
  Administrative fee                                      12,600
  Accrued expenses &
    other payables                                        15,466
Total Liabilities                                         80,127

NET ASSETS<F2>
(applicable to 3,677,872
 outstanding shares; unlimited number
 of shares of beneficial interest
 authorized, $.01 par
 value.)                                                  $43,348,116

Net Asset Value, offering price and
redemption price per share ($43,348,118/
3,677,872 shares of beneficial interest
outstanding)                                              $11.79

<F1>     See accompanying notes to financial
         statements.
<F2>     Net Assets consist of:
         Undistributed net realized gain on
          investments                                     $2,587,948
         Unrealized appreciation of
          investments                                     1,222,758
         Paid-in capital                                  37,537,412
         Total Net Assets                                 $43,348,118


NEW CENTURY I
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
April 30, 1997
(UNAUDITED)<F1>

NET INVESTMENT INCOME:
Income:
Interest                                                   $96,167
Dividends                                                  630,143
 Total Investment Income                                   726,310

Expenses:
Distribution costs (Note 3)                                52,763
Investment advisory
 fees (Note 2)                                             211,052
Transfer agent fees                                        7,029
Legal and audit fees                                       3,258
Custody and accounting                                     14,500
Registration and filing fees                               360
Administration fee (Note 2)                                11,350
Trustees' fees                                             2,900
Other                                                      355
 Total Expenses                                            303,567

NET INVESTMENT INCOME                                      402,882

REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
Net realized gain on
 investments                                               347,147
Capital gain distributions from
 regulated investment
 companies                                                 2,254,186
Net unrealized depreciation of investments
  during the year                                          (815,581)

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                            1,785,752

NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                $2,188,634

<F1>     See accompanying notes to financial statements.

NEW CENTURY I
STATEMENT OF CHANGES IN NET ASSETS

                                       For the Six
                                       Months Ended      For the
                                       4/30/97           Year Ended
                                       UNAUDITED         Oct. 31, 1997
OPERATIONS
 Net investment income                 $402,882          $513,181
 Net realized gain
  (loss) on
  investments                          347,147           1,884,467
 Capital gain distributions
  from regulated investment
  companies                            2,254,186         1,421,812
 Net unrealized appreciation
  (depreciation) of
  investments                          (815,851)         512,083
 Net increase in net assets
  resulting from
  operations                           2,188,364         4,331,543

DISTRIBUTION TO SHAREHOLDERS
 FROM:
 Net investment income ($.12
  and $.18 per share, respect-
  ively)                               (402,882)          (513,181)
 Realized gains on
  investments ($.93 and $.91
  per share,
  respectively)                        (3,097,452)        (2,343,186)

CAPITAL SHARE TRANSACTIONS
Increase in net assets from
 capital share
 transactions (a)                      4,237,253          8,823,285

  Total increase in net
    assets                             2,925,283          10,298,461

NET ASSETS:
Beginning of period                    40,422,835         30,124,374
End of period                          $43,348,118        $40,422,835

<F1>     See accompanying notes to financial statements.

(a)      Summary of capital share transactions is as follows:<F1>

                         Shares      Value           Shares      Value
Shares sold              189,133     $2,249,009      699,661     $8,169,881
Shares issued on
 reinvestment of
 distributions           294,017     3,378,473       233,112     2,660,469
                         483,150     5,627,482       932,773     10,830,350
Shares redeemed          (115,558)   (1,390,230)     (170,309)   (2,007,065)
Net increase             367,592     $4,237,252      762,464     $8,823,285

<F1>     See accompanying notes to financial statements.

NEW CENTURY I
Financial Highlights
(For A Share Outstanding Throughout The Period)<F1>

                                  Six Months          Year Ended
                                  Ended 4/30/97       October 31
                                  (Unaudited)         1996              1995
PER SHARE OPERATING
 PERFORMANCE
Net asset value,
 beginning of period              $12.21              $11.82            $11.22

INCOME FROM INVESTMENT
 OPERATIONS
Net investment income
 (loss)                           0.12                0.18              0.24
Net gain (loss) on
 securities
 (both realized and
 unrealized)                      0.51                1.30              1.28
Total from investment
 operations                       0.63                1.48              1.52

LESS DISTRIBUTIONS
Dividends from net
 investment income                (0.12)              (0.18)            (0.24)
Distributions from capital
 gains                            (0.93)              (0.91)            (0.68)
Total distributions               (1.05)              (1.09)            (0.92)

Net asset value, end of
 period                           $11.79              $12.21            $11.82

TOTAL RETURN                      5.42%               13.24%            14.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in 000's)                       $43,348             $40,423           $30,124
Ratio of expenses to
 average net assets               1.44%<F2>           1.61%             1.72%
Ratio of net investment
 income to average net
 assets                           1.91%<F2>           1.45%             2.14%
2.14%
Portfolio turnover                61%                        172%              191%

<F1>     See accompanying notes to financial statements.

NEW CENTURY I
Financial Highlights
(For A Share Outstanding Throughout The Period)<F1>


                                           Year Ended October 31
                                           1994         1993         1992
PER SHARE OPERATING
 PERFORMANCE
Net asset value,
 beginning of period                       $11.94       $11.36       $11.21

INCOME FROM INVESTMENT
 OPERATIONS
Net investment income
 (loss)                                    0.20         0.36         0.28
Net gain (loss) on
 securities
 (both realized and
 unrealized)                               (0.05)       1.61         0.28
Total from investment
 operations                                0.15         1.97         0.56

LESS DISTRIBUTIONS
Dividends from net
 investment income                         (0.19)       (0.31)       (0.28)
Distributions from capital
 gains                                     (0.68)       (1.08)       (0.13)
  Total distributions                      (0.87)       (1.39)       (0.41)
Net asset value, end of
 period                                    $11.22       $11.94       $11.36

TOTAL RETURN                               1.26%        18.90%       5.02%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in 000's)                                $22,803      $22,534      $18,949
Ratio of expenses to
 average net assets                        1.73%        1.93%        1.83%
Ratio of net investment
 income to average net
 assets                                    1.57%        2.11%        2.52%
Portfolio turnover                         130%         73%          172%

<F1>     See accompanying notes to financial statements.


Weston Portfolios
Notes to Financial Statements
April 30, 1997 (UNAUDITED)

1.     Significant Accounting Policies:
          Weston Portfolios (Weston) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of two series: New Century I Portfolio and New Century Capital Portfolio (together, "The Portfolios"). The investment objective of the New Century Capital Portfolio is capital growth, with the secondary objective being income while managing risk. This Portfolio seeks to achieve its objective by concentrating in shares of registered investment companies which emphasize investments in growth stocks. The investment objective of New Century I Portfolio is income, with the secondary objective being growth while managing risk. This Portfolio seeks to achieve its objective by concentrating in shares of registered investment companies which emphasize investments in fixed income securities, preferred stocks and high dividend paying stocks. The price of shares of these Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

          a.) Investment Valuation. Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

          b.) Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

          c.) Investment Transactions. Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined using the first in, first out method.

          d.) Income Recognition. Interest is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

          e.) Cost of Operations. The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among each Portfolio in relation to the net assets of each Portfolio.

          f.) Use of Estimates. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Investment Advisory Fee, Administration Agreement and Trustees'
       Fee
          Fees paid by the Portfolios pursuant to a contract (the "Investment Advisory Agreement") with Weston Financial Group, Inc. are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the two series.

          The Portfolios pay each Trustee who is not affiliated with Weston Financial $3,000 annually.

          Fees paid by the Portfolio pursuant to a contract (the "Administration Agreement") with Weston Financial Group to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

3.     Distribution Plan and Other Transactions With Affiliates
          The Portfolios have adopted a Distribution Plan (the "Distribution Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12(b)-1 thereunder. Under the plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corp. (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees").

          During the six months ended April 30, 1997 Weston Securities Corp. received sales commissions and other compensation of $23,937 and $45,821 in connection with the purchase of investment company shares by New Century Capital Portfolio and New Century I Portfolio, respectively. Weston Securities Corp. has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

          Certain officers and trustees are also officers and/or directors of Weston Financial Group, Inc. and Weston
          Securities Corp.

4.     Investment Transactions
          For the six months ended April 30, 1997 the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

                                     Purchases                  Sales
          New Century Capital
           Portfolio                 $45,650,290                $45,180,016
          New Century I
            Portfolio                $27,559,023                $24,915,088

          This Report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

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